Share Capital (Details)	1 Months Ended						9 Months Ended
	Oct. 21, 2021 USD ($) shares	Oct. 21, 2021 CAD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 CAD ($) $ / shares shares	Mar. 19, 2021 USD ($) shares	Feb. 06, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 $ / shares	Oct. 25, 2021 shares	Oct. 21, 2021 $ / shares
Share Capital (Details) [Line Items]
Number of shares issued (in Shares) | shares	6,368,000				36,000,000	100	47,803,100
Number of shares outstanding (in Shares) | shares							47,803,100
Price per share | (per share)						$ 0.01				$ 1
Gross proceeds	$ 5,107,282	$ 6,368,000	$ 2,001,352	$ 2,517,500		$ 1
Gross consideration for asset purchase agreemeent					$ 1,367,668
Other offering cost							$ 21,761
Accounts payable and accrued liabilities							$ 924
Percentage of finder fee	5.00%	5.00%
Finder fee	$ 28,927
Number of share options granted in share-based payment arrangements (in Shares) | shares							5,220,000
Weighted-average grant-date fair (in Dollars per share) | $ / shares							$ 0.22
Exercise price (in Dollars per share) | $ / shares								$ 0.5
Weighted average remaining contractual life for options outstanding							4 years 6 months 10 days
Description on fair value of options granted							The total fair value of options granted during the period from inception on February 5, 2021 to October 31, 2021 was $1,125,565, of which $638,551 was recognized share-based payment in the statement of comprehensive loss with a corresponding increase in reserves. The remaining amount of $497,426 will be expensed as the remaining unvested options vest.
Description on fair value methods							The Company applies the fair value method using the Black-Scholes option pricing model in accounting for its stock options granted. Accordingly, share-based payments of $307,742 were recognized as personnel expenses for options granted to employees, $225,676 were recognized in directors’ fees for options granted to directors and $105,133 was recognized as exploration for options granted to employees and consultants.
Percentage of estimated forfeiture rate							0.00%
Proceeds per warrant (in Dollars per share) | $ / shares							$ 0.25
UMS Project Limited Partnership [Member]
Share Capital (Details) [Line Items]
Number of shares issued (in Shares) | shares									400,000
Private Placement [Member]
Share Capital (Details) [Line Items]
Number of shares issued (in Shares) | shares				5,035,000
Price per share | $ / shares				$ 0.5
Initial Tranche [Member]
Share Capital (Details) [Line Items]
Other offering cost	25,794
Accounts payable and accrued liabilities	$ 52,801